Ally Master Owner Trust
Monthly Servicing Report
October 15, 2018

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of September 30, 2018

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$10,477,095,368.12	263,649	$39,738.80	88.42%
Used Auto	$566,232,255.53	30,138	$18,787.98	4.78%
Medium Duty Trucks	$16,000,243.60	392	$40,816.95	0.14%
Less Dealer Reserve	$1,250,189,567.51
Total	$9,809,138,299.74	294,179		93.33%

Ally Bank Retained Receivables
New Auto	$71,815,967.98	1,986	$36,161.11	0.61%
Used Auto	$670,149,863.41	30,750	$21,793.49	5.66%
Medium Duty Trucks	$131,344.00	2	$65,672.00	0.00%
DPP	$39,087,173.81	1,227	$31,855.89	0.33%
Other	$8,745,494.50	71	$123,175.98	0.07%
Total	$789,929,843.70	34,036		6.67%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$10,599,068,143.44	328,215		100.00%
Dealer Reserve	$1,250,189,567.51
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$11,849,257,710.95	328,215		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$9,319,001,349.81	1,131	78.65%
Limited	Eligible	$1,734,838,315.70	196	14.64%
Programmed	Eligible	$4,558,993.74	13	0.04%
No-Credit	Eligible	$929,208.00	2	0.01%
Satisfactory	Ineligible	$621,674,258.80	N/A	5.25%
Limited	Ineligible	$130,261,948.66	N/A	1.10%
Programmed	Ineligible	$26,479,103.33	N/A	0.22%
No-Credit	Ineligible	$11,514,532.91	N/A	0.10%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,849,257,710.95	1,342	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$9,077,985,278.41	254,723	76.61%
121-180 Days		$1,140,809,887.14	30,538	9.63%
181-270 Days		$883,710,511.94	22,902	7.46%
Over 270 Days		$746,752,033.46	20,052	6.30%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,849,257,710.95	328,215	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,634	24,549,369	78.49%
L…………………………………....	972	6,526,753	20.87%
P……………………………………	78	188,312	0.60%
N …………………………………..	13	13,424	0.04%
Total ……………………………….	4,697	31,277,858	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,633	23,475,741	78.75%
L…………………………………....	987	6,153,993	20.64%
P……………………………………	76	163,986	0.55%
N …………………………………..	12	16,557	0.06%
Total ……………………………….	4,708	29,810,277	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,685	23,213,169	79.00%
L…………………………………....	965	5,973,093	20.33%
P……………………………………	77	177,821	0.61%
N …………………………………..	12	19,074	0.06%
Total ……………………………….	4,739	29,383,157	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.